Retirement Plans and Other Retiree Benefits - Components of Net Periodic Benefit Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2,854	$ 3,318	$ 3,211
Interest cost	19,904	18,244	19,061
Expected return on plan assets	(24,130)	(21,263)	(20,562)
Amortization of unrecognized prior service credits	(172)	(172)	(172)
Amortization of unrecognized net loss	10,319	19,423	13,990
Special termination benefit recognized	48
Total benefit	8,823	19,550	15,528
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	128	293	354
Interest cost	4,562	4,295	4,959
Plan amendment		797
Amortization of unrecognized net loss		362	687
Total benefit	$ 4,690	$ 5,747	$ 6,000